Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000240238
Shareholder Report [Line Items]
Fund Name	PMV Adaptive Risk Parity ETF
Class Name	PMV Adaptive Risk Parity ETF
Trading Symbol	ARP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PMV Adaptive Risk Parity ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pmvcapital.com/arp. You can also request this information by contacting us at 1-888-495-9115.
Additional Information Phone Number	1-888-495-9115
Additional Information Website	https://www.pmvcapital.com/arp
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PMV Adaptive Risk Parity ETF	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

I am writing to update you on the performance and developments of the PMV Adaptive Risk Parity ETF (ARP) over the past year.

Market Overview: The U.S. economy has remained strong as GDP growth is solidly positive. Unemployment levels have increased slightly but are still near secular lows. And while inflation has fallen close to the Fed’s 2% target, the Fed has signaled they are just as concerned about a recession caused by higher rates as they are a re-acceleration of inflation pressures. In fact, the Fed has made two interest rate cuts to avoid another policy error by not reacting quickly enough to tighter financial conditions. Overall, there does not appear to be any immediate signs of a recession.

Performance Highlights: The performance of ARP has been strong over the past year. This has been driven primarily by the fund’s allocations to U.S. equities and physical gold. As the economy remains strong, and inflation remains elevated, we expect these asset classes to continue to outperform other assets like bonds and cash. If the economy slows however, we would expect to see a weakening in the upward equity trend, and a push to safer haven assets. However the economy unfolds, the fund has the flexibility to adapt to changing conditions to both take advantage of opportunities and to manage downside risk.

I would like to express my gratitude for your continued trust and support. Our success is intrinsically linked to the confidence you place in us, and we are committed to upholding the highest standards in managing your investments.

As always, we encourage you to reach out with any questions you may have. Your feedback is invaluable, and we appreciate the opportunity to serve as stewards of your capital.

Thank you for being a valued shareholder of the PMV Adaptive Risk Parity ETF.

Sincerely,

Daniel Snover, CFA

Chief Investment Officer

PMV Capital Advisors

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	PMV Adaptive Risk Parity ETF - $11675	Wilshire Bond Index (TR) (USD)* - $10700	Wilshire Risk Parity - 10% Target Volatility Index (PR)(USD) - $11698
Dec/22	$10000	$10000	$10000
Oct/23	$9930	$9529	$9974
Oct/24	$11675	$10700	$11698

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
PMV Adaptive Risk Parity ETF	17.57%	8.67%
Wilshire Bond Index (TR) (USD)*	12.29%	3.70%
Wilshire Risk Parity - 10% Target Volatility Index (PR)(USD)	17.28%	8.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 27,973,419
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 14,391
InvestmentCompanyPortfolioTurnover	259.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$27,973,419	7	$14,391	259%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Closed-End Fund	20.9%
Exchange Traded Funds	78.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Vanguard S&P 500 ETF	36.4%
Sprott Physical Gold Trust	20.9%
Vanguard FTSE Emerging Markets ETF	19.2%
iShares Short Treasury Bond ETF	15.2%
Vanguard Long-Term Treasury ETF	4.8%
Invesco QQQ Trust, Series 1	2.0%
Vanguard FTSE Developed Markets ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-495-9115
Updated Prospectus Web Address	https://www.pmvcapital.com/arp